Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Nov. 30, 2018	Sep. 30, 2018	Aug. 31, 2018	Jan. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets Of Exploration [line items]
Acquisition Cost paid by consortium	$ 271,000,000	$ 17,000,000	$ 254,000,000	$ 559,000,000	$ 351,000,000
Impairment on goodwill	0
Exploration assets	6,000,000					$ 3,000,000
Transfer from intangible asset to property plant and equipment	1,614,000,000
Rights and Concessions [member]
Disclosure Of Intangible Assets Of Exploration [line items]
Intangible assets	81,000,000					82,000,000
Rights and Concessions [member] | Gas Distribution [member]
Disclosure Of Intangible Assets Of Exploration [line items]
Intangible assets	$ 145,000,000					$ 171,000,000
Intangible assets	Maturing between 2029 and 2043
Rights and Concessions [member]
Disclosure Of Intangible Assets Of Exploration [line items]
Acquisition Cost paid by consortium	$ 2,636,000,000